Particulars of Employees (including Directors) (Details) - employee	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
The average number of staff employed by the group during the period (including directors):
Number of operational staff	11,032	8,825
Number of administrative staff	1,071	879
Number of management staff	8	8
Total	12,111	9,712